SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Balance as of January 1, 2023	$ 129	$ 73
Current period provision
Reversal	(8)
Write-offs
Balance as of June 30, 2023	$ 121	73
Accounting Standards Update 2022-02 [Member]
Balance as of January 1, 2023		73
Previously Reported [Member]
Balance as of January 1, 2023